Share-based Payments - Disclosure of number of restricted shares awarded (Details) - Global Blue Management Incentive Plan, CEO	3 Months Ended
Sep. 30, 2022 share
Restricted Shares Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares vested (in shares)	65,915
Number of restricted shares unvested (in shares)	132,304
Number of restricted shares granted (in shares)	198,219
RSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares vested (in shares)	13,379
Number of restricted shares unvested (in shares)	26,758
Number of restricted shares granted (in shares)	40,137
RSA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares vested (in shares)	10,698
Number of restricted shares unvested (in shares)	42,789
Number of restricted shares granted (in shares)	53,487
RSAe 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares vested (in shares)	41,838
Number of restricted shares unvested (in shares)	62,757
Number of restricted shares granted (in shares)	104,595
Unconditional | Restricted Shares Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares vested (in shares)	62,349
Number of restricted shares unvested (in shares)	97,533
Unconditional | RSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares vested (in shares)	13,379
Number of restricted shares unvested (in shares)	13,380
Unconditional | RSA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares vested (in shares)	7,132
Number of restricted shares unvested (in shares)	21,396
Unconditional | RSAe 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares vested (in shares)	41,838
Number of restricted shares unvested (in shares)	62,757
Conditional | Restricted Shares Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares vested (in shares)	3,566
Number of restricted shares unvested (in shares)	34,771
Conditional | RSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares vested (in shares)	0
Number of restricted shares unvested (in shares)	13,378
Conditional | RSA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares vested (in shares)	3,566
Number of restricted shares unvested (in shares)	21,393
Conditional | RSAe 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares vested (in shares)	0
Number of restricted shares unvested (in shares)	0